1933 Act Rule 497(j)
                                                    1933 Act File No. 33-33980
                                                   1940 Act File No. 811-06067



                      STRADLEY, RONON, STEVENS & YOUNG, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103
                                 (215) 564-8000


Direct Dial: (215) 564-8077

April 5, 1999

FILED VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
Attn:  Filing Desk

Re:  Dimensional Investment Group Inc.
     File Nos. 33-33980 and 811-06067
     Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectuses and Statements of Additional Information (relating to the following series of shares: The DFA 6-10 Institutional Portfolio; U.S. Large Cap Value Portfolio II; DFA International Value Portfolio II; U.S. 6-10 Value Portfolio II; U.S. Large Cap Value Portfolio III; Tax-Managed U.S. Marketwide Value Portfolio II; DFA International Value Portfolio III; DFA International Value Portfolio IV; and Emerging Markets Portfolio II) that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 26/27 to the Registration Statement of Dimensional Investment Group Inc. which was filed with the Securities and Exchange Commission electronically on March 29, 1999.


Please direct any questions or comments relating to this certification to me or, in my absence, to Stephen W. Kline, Esquire at (610) 640-5801.

Very truly yours,

/S/ Lisa M. King
    Lisa M. King

cc:   Ms. Irene R. Diamant
      Ms. Catherine L. Newell
      Ms. Jessica Y. Gray
      Stephen W. Kline, Esquire
      Mark A. Sheehan, Esquire

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